Investment Strategy	Nov. 01, 2026
Institutional Class Prospectus | Potomac Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities, including high-yield fixed income securities (also known as “junk bonds”) and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. The Fund’s investments in alternative underlying funds generally provide exposure to assets that are not designed to closely track or correlate to the performance of the general equity and/or fixed-income markets. The alternative underlying funds in which the Fund will invest may engage in strategies such as long/short and they may use derivatives and utilize techniques such as short selling to effect their objectives. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Institutional Class Prospectus | Potomac Tactical Rotation Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs and/or cash in an effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Institutional Class Prospectus | Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across equity ETF’s that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs and/or cash and cash equivalents in an overall effort to reduce downside exposure. The Advisor may also invest in fixed income securities with longer maturities. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Institutional Class Prospectus | Potomac Defensive Bull Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash and cash equivalents. The Advisor may also invest in fixed income securities with longer maturities. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Institutional Class Prospectus | Potomac Tactically Passive Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs") and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and/or fixed income securities. The underlying funds may invest in small and medium capitalization companies. The Fund expects to rebalance its investments in underlying funds on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The Advisor applies a tactical risk management overlay to a basket of passive broad based index ETFs.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor seeks to limit the Fund’s exposure to equity ETFs and increase the Fund’s exposure to fixed income ETFs, and/or cash and cash equivalents in an effort to reduce downside exposure. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Class R Prospectus | Potomac Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities, including high-yield fixed income securities (also known as “junk bonds”) and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. The Fund’s investments in alternative underlying funds generally provide exposure to assets that are not designed to closely track or correlate to the performance of the general equity and/or fixed-income markets. The alternative underlying funds in which the Fund will invest may engage in strategies such as long/short and they may use derivatives and utilize techniques such as short selling to effect their objectives. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Class R Prospectus | Potomac Tactical Rotation Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs and/or cash in an effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Class R Prospectus | Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs, as well as other exchange traded products (“ETPs”) that hold Bitcoin and Bitcoin futures, in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs"), commodities and cryptocurrencies. The Fund has broad discretion to use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing. The Fund may also invest up to 15% of its assets in ETFs and ETPs that hold Bitcoin and Bitcoin futures. These investments are intended to provide the Fund with exposure to the price movements of Bitcoin.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Advisor actively allocates the Fund’s assets across equity ETF’s that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs. During downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs and/or cash and cash equivalents in an overall effort to reduce downside exposure. The Advisor may also invest in fixed income securities with longer maturities. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Class R Prospectus | Potomac Defensive Bull Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), derivatives, and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may use leverage and inverse strategies, including strategies that seek to earn multiples of the returns of a particular segment of the investment market or the markets as a whole. The Fund may invest directly in derivatives, such as futures contracts, and may establish both long and short positions. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds. However, the Fund is subject to limits designed to comply with applicable regulatory requirements, including Rule 18f-4 under the Investment Company Act of 1940. The Fund employs risk management procedures in connection with its derivatives strategies, including monitoring of notional exposure and stress testing.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash and cash equivalents. The Advisor may also invest in fixed income securities with longer maturities. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.

Class R Prospectus | Potomac Tactically Passive Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs") and/or cash and cash equivalents. The ETFs in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and/or fixed income securities. The underlying funds may invest in small and medium capitalization companies. The Fund expects to rebalance its investments in underlying funds on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, LLC, the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The Advisor applies a tactical risk management overlay to a basket of passive broad based index ETFs.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor seeks to limit the Fund’s exposure to equity ETFs and increase the Fund’s exposure to fixed income ETFs, and/or cash and cash equivalents in an effort to reduce downside exposure. Risk-management policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

To generate additional income, the Fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the Fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market funds.

The Fund is a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate significantly in excess of 100%.